Expense Example - A C I Shares - JPMorgan California Tax Free Bond Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	434	631	844	1,456	212	422	755	1,559	51	202	365	841